Consolidated Statements Of Stockholders Equity (USD $) In Millions, except Share data	Total USD ($)	Common Stock	Capital in Excess of Par Value USD ($)	Accumulated Deficit USD ($)	Foreign Currency Translation USD ($)	Benefit Plan Liabilities USD ($)	Unrealized Gain (Loss) on Available- For-Sale Investments USD ($)	Noncontrolling Interest USD ($)	Redeemable Noncontrolling Interest USD ($)
Beginning Balance at Dec. 31, 2009	$ 166.4		$ 456.2	$ (189.3)	$ (17.4)	$ (118.7)		$ 35.6
Balance, Shares at Dec. 31, 2009		100
Net income (loss)	(70.0)			(65.4)				(4.6)
Foreign currency translation	11.4				10.0			1.4
Purchase of subsidiary shares from noncontrolling interest	(17.5)							(17.5)
Changes in defined benefit pension and other post-retirement benefit plans, net of tax benefit	(18.3)					(18.3)
Unrealized gain on available-for-sale investment	5.4						5.4
Ending Balance at Dec. 31, 2010	77.4		456.2	(254.7)	(7.4)	(137.0)	5.4	14.9
Balance, Shares at Dec. 31, 2010		100
Net income (loss)	34.6			42.9				(8.3)
Foreign currency translation	(1.0)				(2.3)			1.3
Distributions to parent	(4.7)		(4.7)
Changes in defined benefit pension and other post-retirement benefit plans, net of tax benefit	(65.2)					(65.2)
Unrealized gain on available-for-sale investment	(9.8)						(9.8)
Ending Balance at Dec. 31, 2011	31.3		451.5	(211.8)	(9.7)	(202.2)	(4.4)	7.9
Balance, Shares at Dec. 31, 2011	100	100
Net income (loss)	103.8			109.3				(5.2)	(0.3)
Net income (loss)	104.1
Foreign currency translation	4.3				4.3				(0.4)
Distributions to parent	(380.2)		(380.2)
Changes in defined benefit pension and other post-retirement benefit plans, net of tax benefit	(49.4)					(49.4)
Unrealized gain on available-for-sale investment	7.7						7.7
Fair value of noncontrolling interest associated with business acquired									2.4
Ending Balance at Dec. 31, 2012	(282.2)		71.3	(102.5)	(5.4)	(251.6)	3.3	2.7	1.7
Balance, Shares at Dec. 31, 2012	100	100
Net income (loss)	4.9			7.1				(2.1)	(0.1)
Net income (loss)	5.0
Foreign currency translation	(3.7)				(3.8)			0.1
Changes in defined benefit pension and other post-retirement benefit plans, net of tax benefit	(1.1)					(1.1)
Unrealized gain on available-for-sale investment	3.8						3.8
Ending Balance at Mar. 31, 2013	$ (276.0)		$ 71.3	$ (95.4)	$ (9.2)	$ (250.5)	$ 7.1	$ 0.7	$ 1.6
Balance, Shares at Mar. 31, 2013	100	100